Staff costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Staff costs
7	Staff costs

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Staff costs are as follows:
Salaries and wages	70,272	46,100	43,475
Social security costs	5,639	4,800	4,318
Other pension costs	2,066	1,645	1,317

	77,977	52,545	49,110

The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	1,664	840	624
Refer to note 19 ‘Related Parties’ for details relating to key management remuneration.